Other Non-Current Assets	9 Months Ended
Sep. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other non-current assets	OTHER NON-CURRENT ASSETS
Other non-current assets comprise the following:

(in thousands of $)	September 30, 2022	December 31, 2021
Oil derivative instrument (note 20)	163,666	127,480
Gas derivative instrument (note 20)	383,600	—
MTM asset on interest rate swaps (note 20)	57,616	—
MTM asset on TTF linked commodity swap (note 20)	23,081	—
Operating lease right-of-use-assets	6,140	10,513
Other (1)	10,644	3,672
Other non-current assets	644,747	141,665
(1) Other mainly comprised of long lead items ordered for a potential Mark II FLNG amounting to $6.2 million and long lead items ordered in preparation for the conversion of the Golar Arctic amounting to $1.4 million.